Income Tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Tax

Note 28: Income Tax

The Group reports income taxes in the income statement as detailed below:

(€‘000)	For the year ended December 31,
	2017	2016	2015
Current tax (expense) / income	1	6	—
Deferred tax (expense) / income	—	—	—
Total income tax (expense) / income in profit or loss	1	6	—

The Group has a history of losses, except for its tax entity Biological Manufacturing Services, which is eligible to a minor tax credit.